Shareholder Report, Line Graph (Details) 1014035_Franklin FTSE Germany ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE Germany ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE Germany ETF (NAV)
Accumulated Value	$ 13,794	$ 11,537	$ 9,965	$ 9,730	$ 11,017	$ 6,895	$ 8,307	$ 9,628	$ 10,000	$ 14,926
FTSE Germany Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Germany Index-NR
Accumulated Value	13,650	11,443	9,918	9,722	11,029	6,918	8,357	9,679	10,000	$ 14,732
FTSE Germany Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE Germany Capped Index-NR
Accumulated Value	$ 13,650	$ 11,443	$ 9,918	$ 9,722	$ 11,029	$ 6,918	$ 8,357	$ 9,679	$ 10,000	$ 14,732